Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

Hong Kong

The Company’s subsidiary, Sunlands HK is located in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by Sunlands HK will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2016, 2017 and 2018.

China

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries incorporated in the PRC were generally subject to a corporate income tax rate of 25%.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC, effective since January 1, 2008, applies a uniform 25% enterprise income tax rate to all resident enterprises in China, including foreign invested enterprises.

From 2015, Previous WFOE qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, was entitled to preferential income tax rate of 15% from 2015 through 2017.

In 2016, Beijing Sunlands obtained HNTE qualification and was entitled to preferential income tax rate of 15% from 2016 through 2018.

The deferred income tax expenses in the consolidated statements of operations were nil, nil and nil for the three years ended December 31, 2018.

17.	INCOME TAXES - continued

China - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Loss before income tax expenses	(253,567)	(913,824)	(928,660)
Income tax expenses computed at applicable tax rates of 25%	(63,392)	(228,456)	(232,165)
Non-deductible and super deduction expenses	2,477	(3,490)	(8,013)
Effect of tax holidays and preferential tax rates	24,808	130,296	64,029
Change in valuation allowance	36,107	101,650	176,149
Income tax expenses	—	—	—

If the tax holidays granted to Beijing Sunlands and Previous WFOE were not available, the Group’s income tax expenses would have been nil, which would have no impact on the basic and diluted net loss per ordinary share attributable to the Company, for the three years ended December 31, 2018. Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Non-current deferred tax assets
Accrued expenses	5,108	13,270
Advertising expenses carry-forwards	87,600	87,600
Net operating loss carry-forwards	117,031	285,018
Total non-current deferred tax assets	209,739	385,888
Less: valuation allowance	(209,739)	(385,888)
Non-current deferred tax assets, net	—	—
Total non-current deferred tax liabilities	—	—

As of December 31, 2018, the Company’ subsidiaries, VIEs and VIEs’ subsidiaries registered in the PRC have total net operating loss carry forwards of RMB1,677,243, which would expire on various dates through December 31, 2019 to December 31, 2028.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2016, 2017 and 2018.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.